Document and Entity Information	Jul. 05, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001814329
Document Type	8-K
Document Period End Date	Jul. 05, 2024
Entity Registrant Name	Astra Space, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(510)
Local Phone Number	956-5279
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Entity Emerging Growth Company	false